BANK FINANCIAL ASSETS AND LIABILITIES - Bank deposits and loans to customers (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	₽ 116,668	₽ 92,842
Less: current portion	(52,676)	(39,370)
Bank deposits and loans to customers, non-current	63,992	53,472
Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	133,114	102,873
Allowance for ECL
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	(16,446)	(10,031)
Corporate borrowers | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	26,602	24,192
Medium-sized enterprises and small businesses | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	1,736	1,959
Loans to legal entities | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	28,338	26,151
Mortgage loans | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	14,384	11,164
Consumer loans | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	65,142	46,484
Credit cards | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	21,874	15,618
Other | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	426	573
Loans to individuals | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	101,826	73,839
Time deposits with banks | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	1,770	1,581
Obligatory reserves with the Central Bank of Russia | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	1,180	1,302
Due from banks | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	2,950	2,883
Due from banks | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	2,950	2,883
Loans to customers | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	₽ 130,164	₽ 99,990